Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth the Company’s contractual obligations as of June 30, 2024:
	Payments due by period
	Total	Within one year	Within 1-2 years	Over 2 years

Operating lease payment	7,742,886	2,989,195	2,613,699	2,139,992
Bank borrowings	25,536,891	25,536,891	-	-
Loan from a related party	2,000,000	2,000,000
Loans from a third party	2,829,023	2,829,023	-	-
Loan from shareholders	16,335,567	-	16,335,567	-
Total	54,444,367	33,355,109	18,949,266	2,139,992